Provisions recognized under IAS 37 (Detail 1) - USD ($) $ in Millions		3 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		$ 3,030
Increase in provisions recognized in the income statement		53
Release of provisions recognized in the income statement		(39)
Provisions used in conformity with designated purpose		(203)
Reclassifications		(1)
Foreign currency translation / unwind of discount		15
Balance at the end of period		2,855
Personnel related restructuring provisions		18	$ 25	$ 40
Personnel related provisions for onerous lease contracts		63	64	170
Real estate related reinstatement costs for leasehold improvements		82	81	83
Real estate related provisions for onerous lease contracts		9	$ 9	$ 40
Operational risks
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	43
Increase in provisions recognized in the income statement	[1]	2
Release of provisions recognized in the income statement	[1]	0
Provisions used in conformity with designated purpose	[1]	(3)
Reclassifications	[1]	0
Foreign currency translation / unwind of discount	[1]	1
Balance at the end of period	[1]	43
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2],[3]	2,677
Increase in provisions recognized in the income statement	[2],[3]	40
Release of provisions recognized in the income statement	[2],[3]	(35)
Provisions used in conformity with designated purpose	[2],[3]	(184)
Reclassifications	[2]	0
Foreign currency translation / unwind of discount	[2],[3]	11
Balance at the end of period	[2],[3]	2,509
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		95
Increase in provisions recognized in the income statement		8
Release of provisions recognized in the income statement		(3)
Provisions used in conformity with designated purpose		(14)
Reclassifications		0
Foreign currency translation / unwind of discount		0
Balance at the end of period	[4]	86
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		90
Increase in provisions recognized in the income statement		0
Release of provisions recognized in the income statement		0
Provisions used in conformity with designated purpose		0
Reclassifications		0
Foreign currency translation / unwind of discount		1
Balance at the end of period	[5]	90
Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[6]	54
Increase in provisions recognized in the income statement	[6]	1
Release of provisions recognized in the income statement	[6]	(1)
Provisions used in conformity with designated purpose	[6]	0
Reclassifications	[6]	0
Foreign currency translation / unwind of discount	[6]	0
Balance at the end of period	[6]	55
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		72
Increase in provisions recognized in the income statement		2
Release of provisions recognized in the income statement		0
Provisions used in conformity with designated purpose		(1)
Reclassifications		(1)
Foreign currency translation / unwind of discount		1
Balance at the end of period		$ 73

[1]	Comprises provisions for losses resulting from security risks and transaction processing risks.
[2]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[3]
Provisions, if any, for the matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Corporate Center (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Corporate Center.

[4]
Primarily consists of personnel-related restructuring provisions of USD 18 million as of 30 June 2019 (31 March 2019: USD 25 million; 31 December 2018: USD 40 million) and provisions for onerous contracts of USD 63 million as of 30 June 2019 (31 March 2019: USD 64 million; 31 December 2018: USD 170 million).

[5]
Consists of reinstatement costs for leasehold improvements of USD 82 million as of 30 June 2019 (31 March 2019: USD 81 million; 31 December 2018: USD 83 million) and provisions for onerous contracts of USD 9 million as of 30 June 2019 (31 March 2019: USD 9 million; 31 December 2018: USD 40 million).

[6]	Includes provisions for sabbatical and anniversary awards.